Employee Benefits - Summary of Increase (Decrease) Would Have Resulted in the DBO Pension and Other Benefits (Detail) $ in Thousands	Dec. 31, 2016 MXN ($)
-100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ 24,711,314
-100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(635,289)
+100 [member] | Discount rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	(33,606,469)
+100 [member] | Health care cost trend rate [member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
DBO pension and other benefits	$ (738,685)